Segment Information (Tables)	6 Months Ended
Jun. 30, 2016
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
Disclosures regarding our reportable segments with reconciliations to consolidated totals for the three and six months ended June 30, 2016 and 2015 are presented below:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2016	2015	2016	2015
	(In thousands)
Operating Results:
Refining (2)
Net sales	$1,899,988	$2,553,182	$3,176,956	$4,640,395
Intersegment eliminations	749,619	859,741	1,339,738	1,559,764
Net refining sales to external customers	1,150,369	1,693,441	1,837,218	3,080,631
WNRL (2)
Net sales	578,602	735,904	1,046,641	1,343,300
Intersegment eliminations	180,485	212,041	329,947	390,290
Net WNRL sales to external customers	398,117	523,863	716,694	953,010
Retail
Net sales	560,785	614,613	1,012,412	1,119,710
Intersegment eliminations	1,963	3,025	3,512	5,729
Net retail sales to external customers	558,822	611,588	1,008,900	1,113,981

Consolidated net sales to external customers	$2,107,308	$2,828,892	$3,562,812	$5,147,622

Operating income (loss)
Refining (1) (2)	$157,584	$312,574	$233,941	$572,712
WNRL (2)	24,491	21,031	45,929	38,592
Retail (1)	5,496	9,479	9,361	11,419
Other	(24,099)	(27,691)	(47,132)	(51,337)
Operating income from segments	163,472	315,393	242,099	571,386
Other income (expense), net	(22,456)	(23,091)	(42,869)	(44,679)
Consolidated income before income taxes	$141,016	$292,302	$199,230	$526,707

Depreciation and amortization
Refining (2)	$40,064	$37,210	$78,758	$74,807
WNRL (2)	7,325	6,670	14,469	12,562
Retail	6,232	6,079	11,912	11,411
Other	738	1,184	1,871	2,289
Consolidated depreciation and amortization	$54,359	$51,143	$107,010	$101,069

Capital expenditures
Refining (2)	$66,219	$44,693	$136,291	$67,175
WNRL (2)	8,088	14,846	14,329	40,842
Retail	2,861	5,956	4,935	9,272
Other	563	855	1,205	2,256
Consolidated capital expenditures	$77,731	$66,350	$156,760	$119,545

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2016	2015	2016	2015
Total assets
Refining (2) (including $1,267,455 of goodwill)			$4,416,630	$4,411,215
WNRL (2)			436,065	512,384
Retail (including $21,988 of goodwill)			463,828	466,028
Other			222,006	563,922
Consolidated total assets			$5,538,529	$5,953,549

(1)
The effect of our economic hedging activity is included within the operating income of our refining segment as a component of cost of products sold. The cost of products sold within our refining segment included $14.0 million and $8.7 million in net realized and unrealized economic hedging losses for the three and six months ended June 30, 2016, respectively, and $14.5 million and $17.0 million in net realized and unrealized economic hedging losses for the three and six months ended June 30, 2015, respectively. Also included within cost of products sold is the net effect of non-cash LCM recoveries of $34.9 million, $86.5 million, $37.2 million and $52.6 million for our refining segment for the three and six months ended June 30, 2016 and 2015, respectively, and $0.7 million, $0.8 million, $1.0 million and $1.3 million for our retail segment for the three and six months ended June 30, 2016 and 2015, respectively.

(2)
WNRL's financial data includes its historical financial results and an allocated portion of corporate general and administrative expenses, previously reported as Other, for the three and six months ended June 30, 2015. WNRL operating results include activity of the TexNew Mex Pipeline System that was previously recorded within our refining segment. The information contained herein for WNRL has been retrospectively adjusted, to include the historical results of the TexNew Mex Pipeline System.